Related party transactions (Tables)	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended March 31, 2023, the Company has the following related party transactions:

	Three Months ended March 31, 2023	Three Months ended March 31, 2022
Director’s fees	$2,000	$1,000
Salaries, wages, consultants and benefits	162,665	155,911
Selling and marketing	27,522	30,454
Stock-based compensation (Note 9)	48,221	64,847
Content and software development (Note 7)	58,827	59,660
Closing balance for the period	$299,235	$311,872